John Hancock Diversified Macro Fund Expense Example - Class A C I R6 [Member] - John Hancock Diversified Macro Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 656
Expense Example, with Redemption, 3 Years	985
Expense Example, with Redemption, 5 Years	1,336
Expense Example, with Redemption, 10 Years	2,325
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	339
Expense Example, with Redemption, 3 Years	739
Expense Example, with Redemption, 5 Years	1,265
Expense Example, with Redemption, 10 Years	2,519
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	138
Expense Example, with Redemption, 3 Years	433
Expense Example, with Redemption, 5 Years	749
Expense Example, with Redemption, 10 Years	1,645
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	127
Expense Example, with Redemption, 3 Years	399
Expense Example, with Redemption, 5 Years	691
Expense Example, with Redemption, 10 Years	$ 1,522